INCOME AND MINING TAXES - Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 344,954	$ 320,422
Unused tax credits not recognized as deferred tax	12,700	12,900
Taxable temporary difference not recognized as deferred income tax	285,700	474,900
Net capital loss carry forwards
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	74,364	54,503
Other deductible temporary differences
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 270,590	$ 265,919